Other operating expenses - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other operating expense [line items]
Decrease in local bank taxes	€ 62
Local bank taxes	255	€ 192
Netherlands, Germany and Belgium
Disclosure of other operating expense [line items]
Contributions to the Deposit Guarantee Schemes	157	174
Poland
Disclosure of other operating expense [line items]
Contributions to the Local Resolution Fund	€ 35	€ 250